PENSION AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
Obligations and Funded Status

	Domestic Plans		TCN Plan
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$505,356	$519,199	$31,217	$38,265
Interest cost	20,007	21,102	1,161	1,351
Actuarial loss (gain)	22,880	2,641	778	(3,172)
Benefits paid	(37,305)	(37,586)	(3,316)	(5,227)
Settlements	-	-	(29,840)	-
Benefit obligation at end of year	510,938	505,356	-	31,217

Change in plan assets:
Fair value of plan assets at beginning of year	484,961	494,146	32,252	38,257
Actual return (loss) on plan assets	47,717	26,891	1,990	(778)
Company contributions	1,458	1,510	-	-
Benefits paid	(37,305)	(37,586)	(3,316)	(5,227)
Settlements	-	-	(29,840)	-
Fair value of plan assets at end of year	496,831	484,961	1,086	32,252
Funded status	$(14,107)	$(20,395)	$1,086	$1,035

Amounts recognized in balance sheet consist of:
Other Assets	$933	$-	$1,086	$1,035
Accrued pension liability—current	(1,400)	(1,382)	-	-
Pension liability	(13,640)	(19,013)	-	-
Accrued benefit liability	(15,040)	(20,395)	-	-
Net (Liability) Asset	$(14,107)	$(20,395)	$1,086	$1,035

	Domestic Plans		TCN Plan
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016
	(In thousands)
Supplemental information:
Projected benefit obligation	$510,938	$505,356	$-	$31,217
Accumulated benefit obligation	510,938	505,356	-	31,217
Fair value of plan assets	496,831	484,961	1,086	32,252

Weighted Average Assumptions used Determine Net Periodic Benefit Obligations

Assumptions

	Domestic Plans		TCN Plan
	2017	2016	2017	2016
Weighted average assumptions used to determine net periodic benefit obligations at December 31:
Discount rate	3.6%	4.1%	3.95%	4.10%
Rate of compensation increase	N/A	N/A	N/A	N/A

Net Periodic Benefit Cost

	Domestic Plans			TCN Plan
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015
	(In thousands)
Supplemental information:
Components of periodic benefit cost:
Interest cost	$20,007	$21,102	$21,613	$1,161	$1,351	$1,626
Expected return on plan assets	(19,619)	(20,006)	(26,707)	(1,379)	(1,587)	(2,840)
Actuarial loss (gain)	(5,215)	(4,244)	26,842	167	(807)	(657)
Net periodic benefit cost (gain)(1)	$(4,827)	$(3,148)	$21,748	$(51)	$(1,043)	$(1,871)

Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	4.1%	4.2%	4.0%	4.1%	4.0%	4.0%
Expected return on plan assets	4.2%	4.2%	5.0%	4.7%	4.7%	6.9%
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A

(1)In our Consolidated Statements of Operations, Net periodic benefit cost (gain) is reported in Other non-operating income (expense), net.

Asset Allocations, by Asset Class

The following is a summary of the asset allocations at December 31, 2017 and 2016 by asset category.

	Domestic Plans		TCN Plan
	2017	2016	2016
Asset Category:
Fixed Income	85%	85%	67%
Equity Securities	15	15	33
Total	100%	100%	100%

Total Investments Plans Measured at Fair Value

The following is a summary of total investments for our plans, measured at fair value at:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Pension Benefits:	(In thousands)
Fixed Income	$160,229	$245,759	$5,282	$411,270
Equities	72,553		-	72,553
Cash and Accrued Items	14,094		-	14,094
Total Investments	$246,876	$245,759	$5,282	$497,917

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Pension Benefits:	(In thousands)
Fixed Income	$167,271	$247,882	$5,087	$420,240
Equities	82,442	-	-	82,442
Cash and Accrued Items	14,531	-	-	14,531
Total Investments	$264,244	$247,882	$5,087	$517,213

Changes in Level 3 Fixed Income Instrument Measured on Recurring Basis

The following is a summary of the changes in our Level 3 fixed income instruments measured on a recurring basis:

	December 31,
	2017	2016
	(In thousands)
Balance at beginning of period	$5,087	$5,752
Purchases, net	142	107
Total unrealized gain (loss)	53	(772)
Balance at end of period	$5,282	$5,087

Expected Employer Contributions and Expected Benefit Payments

Domestic Plans
(In thousands)
Expected employer contributions to trusts of defined benefit plans:
2018	$-
Expected benefit payments:
2018	$37,179
2019	36,791
2020	36,364
2021	35,886
2022	35,334
2023-2027	165,101

Summary of Contributions Under Defined Contribution Plans

The following table summarizes our contributions under the plans:

	Thrift Plan			Global Thrift Plan
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015
	(In thousands)
Contributions	$4,267	$4,176	$3,840	$726	$998	$1,095